Disclosures about segments and related information (Schedule of Segment Reporting Information by Segment) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2013 segment	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 ASM International N.V. [Member] employee		Dec. 31, 2012 ASM International N.V. [Member] employee		Dec. 31, 2011 ASM International N.V. [Member] employee		Dec. 31, 2013 Front-End [Member] employee		Dec. 31, 2012 Front-End [Member] employee		Dec. 31, 2011 Front-End [Member] employee		Dec. 31, 2013 Back-End [Member] Asm Pacific Technology Ltd [Member] employee		Dec. 31, 2012 Back-End [Member] Asm Pacific Technology Ltd [Member] employee		Dec. 31, 2011 Back-End [Member] Asm Pacific Technology Ltd [Member] employee		Dec. 31, 2013 Elimination, Non-Consolidated [Member] employee		Dec. 31, 2013 Asm Pacific Technology Ltd [Member]	Mar. 15, 2013 Asm Pacific Technology Ltd [Member]
Segment Reporting Information [Line Items]
Number of operating segments	2
Percentage of interest acquired in subsidiary																									39.94%	40.08%	[1]
Net sales to unaffiliated customers	€ 612,277	€ 1,418,067	€ 1,634,334		€ 612,277		€ 1,418,067		€ 1,634,334		€ 451,992		€ 370,409		€ 456,065		€ 1,051,376		€ 1,047,658		€ 1,178,270		€ (891,091)
Gross profit	214,550	440,429	570,626		214,550		440,429		570,626		176,160		124,531		172,318		307,618		315,898		398,308		(269,228)
Result from operations	40,418	88,256	367,450		40,418		88,256		367,450		44,704		539		62,581		66,352		87,717		304,869		(70,638)
Interest income	972	1,989	2,902		972		1,989		2,902		904		1,015		976		272		974		1,925		(204)
Interest expense	(2,943)	(12,113)	(13,497)		(2,942)		(12,113)		(13,497)		(2,553)		(11,381)		(13,142)		(2,082)		(732)		(354)		1,693
Loss resulting from early extinguishment of debt	0	(2,209)	(824)				(2,209)		(824)				(2,209)		(824)				0		0
Accretion interest expense convertible notes	0	(4,469)	(4,401)				(4,469)		(4,401)				(4,329)		(4,401)				(140)		0
Revaluation conversion option	0	0	(4,378)						(4,378)						(4,378)						0
Foreign currency exchange gains (losses), net	(8,158)	(3,957)	5,604		(8,158)		(3,957)		5,604		(9,005)		(3,050)		8,296		847		(907)		(2,692)		0
Results on investments	1,030,132	(766)	0		1,030,132		(766)				0		(766)				0		0				1,030,132		1,030,132
Income tax expense	(11,121)	(26,300)	(36,692)		(11,121)		(26,300)		(36,692)		(9,484)		(8,965)		(4,581)		(11,308)		(17,335)		(32,111)		9,671
Net earnings	1,049,300	40,431	316,164		1,049,300		40,431		316,164		24,565		(29,146)		44,527		54,081		69,577		271,637		970,654
Allocation of net earnings (loss):
Shareholders of the parent	1,051,893	7,149	186,770		1,051,893		7,149		186,770
Non-controlling interest	(2,593)	33,282	129,394		(2,593)		33,282		129,394
Capital expenditures	17,063	68,162	89,218				68,162		89,218				21,973		16,369				46,189		72,849
Net purchase of other intangibles	470	4,630	7,051				4,630		7,051				2,042		6,141				2,588		910
Capital expenditures and purchase of intangible assets					17,533						11,072						34,003						(27,542)
Depreciation and amortization	28,466	58,460	49,450		28,466		58,460		46,973		19,415		18,838		14,335		41,066		39,622		32,638		(32,015)
Impairment of property, plant and equipment	(796)	0	(8,038)						(8,038)						0						(8,038)
Cash and cash equivalents	312,437	290,475	390,250	340,294	312,437		290,475		390,250		312,437		145,061		228,114		149,313		145,414		162,136		(149,313)
Capitalized goodwill	11,421	51,888	52,131		11,421		51,888		52,131		11,421		11,649		11,193		0		40,239		40,939		0		517,761
Other intangible assets, net	5,637	13,915			5,637		13,915		14,776		5,637		9,049		9,643		902		4,866		5,133		(902)
Investments and associates	943,954	278			943,954						278						0						943,676		943,676
Other identifiable assets					277,800		1,143,228		1,125,063		277,800		334,399		336,090		599,709		808,829		788,973		(599,709)
Total assets	1,551,249	1,499,506	1,582,221		1,551,249		1,499,506		1,582,221		607,573		500,158		585,040		749,924		999,348		997,181		193,752
Total debt					€ 0		€ 80,623		€ 195,409		€ 0		€ 0		€ 162,464		€ 65,105		€ 80,623		€ 32,946		€ (65,105)
Headcount in full-time equivalents					1,503	[2]	17,404	[2]	16,194	[2]	1,503	[2]	1,636	[2]	1,631	[2]	14,400	[2]	15,768	[2]	14,563	[2]	(14,400)	[2]

[1]	The accounts of ASM Pacific Technology Ltd were consolidated till March 15, 2013. On that date ASM International sold a 11.88% share in ASM Pacific Technology Ltd resulting in a cease of its control and a subsequent deconsolidation of its 40.08% associate. This shareholding diluted in December 2013 as a result of the issuance of shares to 39.94%.
[2]	Headcount includes those employees with a fixed contract, and is exclusive of temporary workers.